Significant Judgements	12 Months Ended
Mar. 31, 2023
Disclosure of Significant Judgements [Abstract]
Significant Judgements [Text Block]

3. Significant Judgements

(a) Functional currency

The functional currency of the Company has been assessed by management based on consideration of the currency and economic factors that mainly influence the Company's digital currencies, operating and maintenance costs, financing and related transactions. Specifically, the Company considers the currencies in which digital currencies are most commonly denominated and the currencies in which expenses are settled, by each entity, as well as the currency in which each entity receives or raises financing. Changes to these factors may have an impact on the judgment applied in the determination of the Company's functional currency.

(b) Digital currencies - accounting

There is currently no specific definitive guidance in IFRS or alternative accounting frameworks for accounting for the revenue recognition from digital currency mining as well as subsequent measurement of digital currencies held. Management has determined that revenues should be recognized as the fair value of digital currencies received in exchange for mining services on the date that digital currencies are received and subsequently measured as an intangible asset. Management has exercised significant judgement in determining the appropriate accounting treatment. In the event authoritative guidance is issued by the IASB, the Company may be required to change its accounting policies, which could have a material effect on the Company's financial statements.

(c)  Assessment of transactions as an asset acquisition or business combination

Management determines whether assets acquired, and liabilities assumed constitute a business. A business consists of inputs and processes applied to those inputs that have the ability to create outputs. Whether an acquisition is classified as a business combination or asset acquisition can have a significant impact on the presentation made on and after acquisition.

The Company completed an acquisition in April 2021 accounted for as a business combination as indicated in Note 5.

(d) Recoverability of sales tax receivables and the Swedish Tax Authority (STA) Contingent VAT Liability

The Company has certain refund claims for Goods and Services Tax Credits and Value Added Tax Credits with tax authorities, that receipt of which are conditional upon review. Management has assessed the collectability of these refunds given the probability of collection and determined that the outstanding claims are likely to be collected given current rulings and the status of the ongoing review.

As it relates to the VAT decisions received from the STA during the year, the Company has assessed that these decisions have no merit and the amount claimed to be owed is not probable. This assessment is based on the knowledge and experience of management combined with the work done by an independent legal firm in Sweden who has amongst other procedures, examined the legal structure of the operations and affected entities, the assessment of the appeals filed and the deferral of payment notice received from the STA. Refer to Note 17, Contingencies.